SCHEDULE OF RELATED PARTIES TRANSACTION (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2025 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	$ 489,694		¥ 4,525,495		¥ 3,486,135
Amounts due to related parties	736,630		14,446,857		5,244,067
Beijing Jianlei International Decoration Engineering Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total	18,897,973	¥ 134,534,671	71,613,185	¥ 64,897,071
Amounts due from related parties	489,694		4,525,495		3,486,135
Amounts due to related parties	687,466		13,894,067		4,894,067
Beijing Jianlei International Decoration Engineering Co., Ltd. [Member] | Engineering Solutions of Intelligent Projects [Member]
Related Party Transaction [Line Items]
Total	18,897,973	134,534,671	71,613,185	64,897,071
Beijing Yihai Construction Engineering Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total	16,278	115,880	115,880	86,910
Amounts due to related parties			202,790
Beijing Yihai Construction Engineering Co., Ltd. [Member] | Service [Member]
Related Party Transaction [Line Items]
Total	16,278	115,880	115,880	86,910
Beijing Huiju Tianxia Investment Co Ltd [Member]
Related Party Transaction [Line Items]
Total				25,000,000
Amounts due to related parties	49,164		350,000		¥ 350,000
Beijing Huiju Tianxia Investment Co Ltd [Member] | Capital Contribution [Member]
Related Party Transaction [Line Items]
Total				¥ 25,000,000